Stock Option and bonus plans (Details Narrative) - shares	Sep. 05, 2005	Mar. 23, 2005
Stock Option And Bonus Plans Details Narrative
Stock Bonus Plan authorized issuance of shares	500,000
Stock Option Plan authoried issuance of shares		850,000